General Information - Summary of Percentage of Company's Revenues (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | Minimum [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%